STOCKHOLDERS EQUITY - Information (Details)						3 Months Ended	12 Months Ended
	Jun. 19, 2020 USD ($) shares	Jun. 17, 2020 shares	Jun. 10, 2020 USD ($) shares	Jun. 08, 2020 USD ($) Vote shares	Sep. 25, 2019 shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 shares	Jun. 25, 2021 shares	Sep. 24, 2019 shares
Stockholder's equity (Deficit)
Reverse split		3.494
Preferred stock, authorized						60,000,000	60,000,000	60,000,000
Common stock, authorized						300,000,000	300,000,000	300,000,000
Warrants to purchase shares			1,063,939	335,982
Proceeds from issuance of warrants | $			$ 3,700	$ 1,200				$ 4,900
Stock compensation expenses | $				$ 9,432,000		$ 18,200
Number of Votes | Vote				1
Dividend paid | $ / shares						$ 0	$ 0
Shares available for issuance						880,785	433,895	270,933
Stock Incentive Plan 2017
Stockholder's equity (Deficit)
Additional shares authorized	850,000				10,000,000
Authorized shares	1,708,615	858,615			30,000,000						20,000,000
Stock Incentive Plan 2021
Stockholder's equity (Deficit)
Authorized shares										200,000
Employees
Stockholder's equity (Deficit)
Shares issued for services				430
Cash consideration | $				$ 0
CMO
Stockholder's equity (Deficit)
Shares issued for services				3,106
Cash consideration | $				$ 0
CFO and COO
Stockholder's equity (Deficit)
Shares issued for services	402,000
Cash consideration | $	$ 0
CSIO
Stockholder's equity (Deficit)
Shares issued for services	320,000
Cash consideration | $	$ 0
Series A-1 Preferred Stock
Stockholder's equity (Deficit)
Preferred stock, authorized						24,000,000	24,000,000	24,000,000
Series B Preferred Stock
Stockholder's equity (Deficit)
Preferred stock, authorized						16,500,000	16,500,000	14,130,435
Warrants to purchase shares			1,063,939	335,982				1,399,921
Proceeds from issuance of warrants | $			$ 3,700	$ 1,200
Warrants outstanding									0